Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets
Other Assets

5. Other assets

Other assets mainly comprise of accruals and deferrals (EUR 1,113 thousand; previous year: EUR 664 thousand).

As in the previous year, no individual value impairments were applied during the reporting year.